November 27, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  JNL Strategic Income Fund LLC
        File Nos. 333-183061 and 811-22730

Dear Commissioners:

Pursuant to Rule 497(j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the forms of the Prospectus and Statement of Additional Information, each dated December 3, 2012, for the above-captioned registrant that would have been filed under paragraph (c) of Rule 497 of the Securities Act does not differ from that contained in the most recent pre-effective amendment (Accession No. 0001555553-12-000013); and that the text of the most recent pre-effective amendment was filed electronically.

If you have any questions, please contact me at 517-367-4336.

Sincerely,

/s/ Susan S. Rhee

Susan S. Rhee
Vice President, Chief Legal Officer & Secretary